Fair Value of Financial Instruments (Details) - Schedule of assets measured on a recurring basis at fair value - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash equivalents
Total cash equivalents	$ 196,296	$ 6,771	$ 5,275
Restricted cash equivalents
Total restricted cash equivalents	27,293	9,532
Marketable securities – restricted
Total marketable securities - restricted	46,637	24,651	36,963
Money market accounts [Member]
Cash equivalents
Total cash equivalents	196,296	6,771	5,275
Restricted cash equivalents
Total restricted cash equivalents	23,962	6,201
Certificates of Deposit [Member]
Restricted cash equivalents
Total restricted cash equivalents	3,331	3,331
Corporate Debt Securities [Member]
Marketable securities – restricted
Total marketable securities - restricted	4,473	5,955
US Treasury Securities [Member]
Marketable securities – restricted
Total marketable securities - restricted	22,308	6,994	11,682
Commercial Paper [Member]
Marketable securities – restricted
Total marketable securities - restricted	14,681	8,791	6,273
Asset-backed Securities [Member]
Marketable securities – restricted
Total marketable securities - restricted	5,175	2,911	6,503
Level 1 [Member]
Cash equivalents
Total cash equivalents	196,296	6,771	5,275
Restricted cash equivalents
Total restricted cash equivalents	27,293	9,532
Marketable securities – restricted
Total marketable securities - restricted	20,313	6,994	10,627
Level 1 [Member] | Money market accounts [Member]
Cash equivalents
Total cash equivalents	196,296	6,771	5,275
Restricted cash equivalents
Total restricted cash equivalents	23,962	6,201
Level 1 [Member] | Certificates of Deposit [Member]
Restricted cash equivalents
Total restricted cash equivalents	3,331	3,331
Level 1 [Member] | Corporate Debt Securities [Member]
Marketable securities – restricted
Total marketable securities - restricted
Level 1 [Member] | US Treasury Securities [Member]
Marketable securities – restricted
Total marketable securities - restricted	20,313	6,994	10,627
Level 1 [Member] | Commercial Paper [Member]
Marketable securities – restricted
Total marketable securities - restricted
Level 1 [Member] | Asset-backed Securities [Member]
Marketable securities – restricted
Total marketable securities - restricted
Level 2 [Member]
Cash equivalents
Total cash equivalents
Restricted cash equivalents
Total restricted cash equivalents
Marketable securities – restricted
Total marketable securities - restricted	26,324	17,657	26,336
Level 2 [Member] | Money market accounts [Member]
Cash equivalents
Total cash equivalents
Restricted cash equivalents
Total restricted cash equivalents
Level 2 [Member] | Certificates of Deposit [Member]
Restricted cash equivalents
Total restricted cash equivalents
Level 2 [Member] | Corporate Debt Securities [Member]
Marketable securities – restricted
Total marketable securities - restricted	4,473	5,955
Level 2 [Member] | US Treasury Securities [Member]
Marketable securities – restricted
Total marketable securities - restricted	1,995		1,055
Level 2 [Member] | Commercial Paper [Member]
Marketable securities – restricted
Total marketable securities - restricted	14,681	8,791	6,273
Level 2 [Member] | Asset-backed Securities [Member]
Marketable securities – restricted
Total marketable securities - restricted	5,175	2,911	6,503
Level 3 [Member]
Cash equivalents
Total cash equivalents
Restricted cash equivalents
Total restricted cash equivalents
Marketable securities – restricted
Total marketable securities - restricted
Level 3 [Member] | Money market accounts [Member]
Cash equivalents
Total cash equivalents
Restricted cash equivalents
Total restricted cash equivalents
Level 3 [Member] | Certificates of Deposit [Member]
Restricted cash equivalents
Total restricted cash equivalents
Level 3 [Member] | Corporate Debt Securities [Member]
Marketable securities – restricted
Total marketable securities - restricted
Level 3 [Member] | US Treasury Securities [Member]
Marketable securities – restricted
Total marketable securities - restricted
Level 3 [Member] | Commercial Paper [Member]
Marketable securities – restricted
Total marketable securities - restricted
Level 3 [Member] | Asset-backed Securities [Member]
Marketable securities – restricted
Total marketable securities - restricted